Acquisitions (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended								12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2011 Duane Reade [Member]	Aug. 31, 2010 Duane Reade [Member]	Apr. 09, 2010 Duane Reade [Member]	Jun. 03, 2011 Drugstore.com [Member]	Aug. 31, 2011 All business and intangible asset acquisitions, excluding drugstore.com [Member]	Aug. 31, 2011 Walgreens Health Initiatives Inc. [Member]	Jun. 03, 2011 Walgreens Health Initiatives Inc. [Member]	Aug. 31, 2010 Favorable Lease Interests [Member]	Apr. 09, 2010 Favorable Lease Interests [Member]	Aug. 31, 2010 Customer Relationships [Member]	Apr. 09, 2010 Customer Relationships [Member]	Aug. 31, 2010 Trade Name [Member]	Apr. 09, 2010 Trade Name [Member]	Aug. 31, 2010 Other Intangible Assets [Member]	Apr. 09, 2010 Other Intangible Assets [Member]
Business Acquisition [Line Items]
Number of stores acquired (in stores)						258
Number of distribution centers acquired						2
Total purchase price (including the assumption of debt)						$ 1,134	$ 398	$ 232
Debt fair market value purchase price adjustment						81
Tax deductible goodwill						0
Accounts receivable						52
Inventory						228
Other current assets						99
Property and equipment						219
Other non-current assets						3
Intangible assets						445	122	193
Goodwill						401	132	26
Total assets acquired						1,447
Liabilities assumed						313
Debt assumed						574	17
Net cash paid						560
Federal net operating losses assumed in acquisition						286
State net operating losses assumed in acquisition						261
Net earnings per common share [Abstract]
Basic (in dollars per share)				$ (0.01)	$ (0.06)
Diluted (in dollars per share)				$ (0.01)	$ (0.06)
Costs incurred related to the acquisition				32	71
Net sales				1,868	732
Net loss				(7)	(56)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales price of cash transaction										525
Amount held in escrow										40
Net cash proceeds from sale									442
Pre-tax gain on sale of business	434	0	0						434
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount												$ 303		$ 75		$ 38		$ 29
Acquired finite-lived intangible asset, weighted average useful life (in years)											10		10		5		10